Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2017
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000725781
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 06, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 06, 2017
Prospectus Date	rr_ProspectusDate	Aug. 28, 2017